Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Lease

Supplemental cash flow information related to leases for the years ended December 31, 2024 and 2023 is as follows:

	Years Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$125,076	$125,929
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$-	$235,893

The following table summarizes the lease term and discount rate for the Company’s operating lease as of December 31, 2024:

Operating Lease
Weighted average remaining lease term (in years)	0.08
Weighted average discount rate	11.0%

Schedule of Maturity of Lease Liabilities Under Operating Lease

The following table summarizes the maturity of lease liabilities under operating lease as of December 31, 2024:

For the Year Ending December 31:	Operating Lease
2025	$10,753
2026 and thereafter	-
Total lease payments	10,753
Amount of lease payments representing interest	(44)
Total present value of operating lease liabilities (current liability)	$10,709